Events After the Reporting Date	12 Months Ended
Dec. 31, 2020
Events After the Reporting Date
Events After the Reporting Date

Note 26. Events After the Reporting Date

Guarantee given to the tax authorities

On January 6, 2021 following the request for a stay of payment of the payroll tax for fiscal years 2016 and 2017, the Company proposed a guarantee to the tax authorities, in the form of a bank guarantee from Crédit Agricole, in the amount of €1.0 million. At the date of approval of these financial statements, the Company is awaiting the response from the French tax authorities.

Tax audit for payroll taxes for fiscal years 2013 to 2015

On January 25, 2021 the Administrative Court of Dijon informed the Company of the dismissal of the contentious claim regarding the amounts claimed for the fiscal years 2013, 2014 and 2015. Abbott leads the defense strategy under the existing agreements. Furthermore, at the date of approval of these financial statements, Abbott has decided not to conduct the appeal procedure with the Administrative Court of Lyon (Tribunal Administratif de Lyon). The Company has two months to conduct the appeal process itself.

On February 10, 2021 the Company requested the payment from Abbott of the €2.0 million corresponding to the maximum amount covered by the indemnity under the Additional Agreement. The Company expects to  receive this payment by the end of the first semester of 2021.

On February 11, 2021, the Company received formal notice to pay the amounts due to the French tax authorities under the AMR issued on August 17, 2018 for an amount of €1.9 million.

Provisions for litigation are presented in Note 12. “Provisions” of these financial statements.

Impairment of tax loss carry back

On December 15, 2020, the Company received a tax audit adjustment proposal rejecting 2017 deficits carry-back receivable booked by the Company arguing that the corporate tax due for 2016 was paid by tax reduction and tax credit.

At the date of approval of these financial statements, the Company does not intend to engage additional procedures and has accepted the reassessment. As such, the Company impaired the entire tax loss carry back receivable by €0.3 million.

As a consequence, the total balance of tax loss carryforwards that the Company may use in the future has been increased.

Provisions for litigation are presented in Note 12. “Provisions” of these financial statements.

Tax audit for CIR

On January 7, 2020, the Company initiated mediation on Research Tax Credits 2013 to 2015 reassessment and received the mediator's response, on January 28, 2021,  granting a relief from the tax reassessment of € 0.3 million corresponding to the part of the litigation relating to subcontracting considering that the operations of subcontracting carried out by the Company complied with the conditions set by recent decisions of the Council of State. As such, the initial provision has been reassessed from €0.4 million to €1.5 million as of December 31, 2020.

Provisions for litigation are presented in Note 12. “Provisions” of these financial statements.

Creation of Inventiva U.S. subsidiary, Inventiva Inc.

Inventiva Inc. was incorporated in the state of New Jersey on January 5, 2021. Inventiva owns 100% of the stock of its U.S. affiliate. Inventiva Inc. will act as service provider for its parent company in the United States, including in connection with the Phase III clinical trial for lanifibranor, which is planned for the first half of 2021. The affiliate will start its operations at the end of the first quarter with the recruitment of its first employees and in particular the CMO.

This affiliate will be consolidated starting first quarter 2021.